Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability - Schedule of Cash Proceeds (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Schedule of Cash Proceeds [Abstract]
Cash proceeds	$ 6,050,000
Fair value of Warrant liability	(1,971,975)
Residual value allocated to Series A Preferred Stock	(4,078,025)	$ 4,078,025
Deemed dividend		1,971,975
Carrying value of Series A Preferred Stock		$ 6,050,000
Unallocated cash proceeds